Taxes - Schedule of Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Current and deferred:
Total current and deferred	$ 535,588	$ 68,229	$ 1,783,803	$ 1,805,663
Total provision for income taxes	535,588	68,229	1,783,803	1,805,663
Hong Kong [Member]
Current and deferred:
Total current and deferred	562,570	71,666	1,411,563	1,637,978
Foreign [Member]
Current and deferred:
Total current and deferred	$ (26,982)	$ (3,437)	$ 372,240	$ 167,685